USE OF JUDGMENTS AND ESTIMATES	6 Months Ended
Jun. 30, 2025
Disclosure of voluntary change in accounting policy [abstract]
USE OF JUDGMENTS AND ESTIMATES	USE OF JUDGMENTS AND ESTIMATES
The preparation of interim financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expenses. Actual results may differ from these estimates.

The significant judgments made by management in applying the Company's accounting policies and the key sources of estimation uncertainty were the same as those described in the latest annual financial statements.